Future accounting policy changes	12 Months Ended
Oct. 31, 2022
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Future accounting policy changes

Note 3 1	Future accounting policy changes

IFRS 17 “Insurance Contracts” (IFRS 17)
IFRS 17 “Insurance Contracts” (IFRS 17), issued in May 2017, replaces IFRS 4 “Insurance Contracts”. On June 25, 2020, the IASB issued amendments to IFRS 17 partly aimed at helping companies implement the standard. IFRS 17, incorporating the amendments, is effective for annual reporting periods beginning on or after January 1, 2023, which for us will be November 1, 2023. IFRS 17 provides comprehensive guidance on the recognition, measurement, presentation and disclosure of insurance contracts we issue and reinsurance contracts we hold. IFRS 17 is to be applied retrospectively unless impracticable. We expect changes in the timing of revenue recognition for our insurance contracts and changes to our insurance contract liabilities as a result of IFRS 17.
We continue to evaluate the effect of this standard on our consolidated financial statements.